Organization and Nature of Operations (Details) - shares	Mar. 31, 2022	Dec. 31, 2021	Jun. 11, 2021
Organization and Nature of Operations (Textual)
Shares of common stock			29,520,454
Common stock shares issued	2.93	2.93